Inventories (Details) - MYR (RM)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Inventories [Abstract]
Inventories recognized of cost of sales	RM 13,830,947	RM 11,780,723
Inventories write-down	421,605	257,771
Group reversed	RM 646	RM 25,543